Short-Term Investments - Additional Information (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash Cash Equivalents And Available For Sale Securities [Abstract]
Realized gains and losses on available-for-sale securities	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Contractual maturity date of investments			less than one year		less than one year	less than one year